Summary of Accrued and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Accrued accounting and professional services costs	$ 2,294,770	$ 2,419,829	$ 1,511,889
Sales tax payable	532,350	452,508	314,873
Accrued legal costs	154,150	315,764	2,694,439
Excise tax payable	223,717	223,717	223,717
Accrued payroll and benefit costs	353,128	207,970	185,504
Accrued streaming service costs	44,983	51,308	37,765
Accrued subscription costs	46,620	46,759	22,110
Deposits			54,102
Other current liabilities		173,163	149,841
Total accrued expenses and other current liabilities	$ 4,405,626	$ 3,891,018	$ 5,194,240